Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents.
Cash deposits	$ 60.3	$ 469.5
Term deposits	9.4	41.6
Cash and cash equivalents	$ 69.7	$ 511.1	$ 253.0